Operating Segment (Schedule of Segment Reporting Information, by Segment) (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Operating revenue	[1]	$ 78.4
Net income including noncontrolling interest and DCG Predecessor		42.8
Net income including noncontrolling interest		40.5
Net income attributable to partners		11.8
Predecessor
Segment Reporting Information [Line Items]
Operating revenue	[1]		$ 68.9
Net income including noncontrolling interest and DCG Predecessor			24.6
Operating Segments | Dominion Energy
Segment Reporting Information [Line Items]
Operating revenue		78.4
Net income including noncontrolling interest and DCG Predecessor		43.8
Net income including noncontrolling interest		40.5
Net income attributable to partners		11.8
Operating Segments | Dominion Energy | Predecessor
Segment Reporting Information [Line Items]
Operating revenue			68.9
Net income including noncontrolling interest and DCG Predecessor			24.6
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Operating revenue		0.0
Net income including noncontrolling interest and DCG Predecessor		(1.0)
Net income including noncontrolling interest		0.0
Net income attributable to partners		$ 0.0
Operating Segments | Corporate and Other | Predecessor
Segment Reporting Information [Line Items]
Operating revenue			0.0
Net income including noncontrolling interest and DCG Predecessor			$ 0.0

[1]	See Note 13 for amounts attributable to related parties.